Commitments, Guarantees and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractual Commitments
Less than 1 year	$ 1,274.8
For 2-3 years	1,458.2
For 4-5 years	507.9
After 5 years	1,191.4
Total Contractual Commitments	4,432.3
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities	4,000.0
Disposal, Assessed Fees and Related Interest	279.8	$ 273.6
Payments for Environmental Liabilities	7.5
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility	206.8
Commitments, Guarantees and Contingencies (Textuals)
Letters of Credit Limit	1,200.0
Uncommitted Facility	405.0
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	1,047.0
For 2-3 years	1,105.0
For 4-5 years	234.4
After 5 years	111.4
Total Contractual Commitments	2,497.8
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	227.8
For 2-3 years	353.2
For 4-5 years	273.5
After 5 years	1,080.0
Total Contractual Commitments	1,934.5
AEP Texas Inc. [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility	2.2
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year	450.7
For 2-3 years	441.3
For 4-5 years	78.3
After 5 years	275.8
Total Contractual Commitments	1,246.1
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	415.3
For 2-3 years	369.2
For 4-5 years	4.6
After 5 years	0.3
Total Contractual Commitments	789.4
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	35.4
For 2-3 years	72.1
For 4-5 years	73.7
After 5 years	275.5
Total Contractual Commitments	456.7
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year	450.8
For 2-3 years	681.2
For 4-5 years	272.0
After 5 years	356.4
Total Contractual Commitments	1,760.4
Commitments, Guarantees and Contingencies (Textuals)
Disposal, Assessed Fees and Related Interest	279.8	273.6
Payments for Environmental Liabilities	7.5
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	299.8
For 2-3 years	340.7
For 4-5 years	211.6
After 5 years	67.2
Total Contractual Commitments	919.3
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	151.0
For 2-3 years	340.5
For 4-5 years	60.4
After 5 years	289.2
Total Contractual Commitments	841.1
Ohio Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility	1.6
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	29.0
For 2-3 years	58.6
For 4-5 years	58.8
After 5 years	302.5
Total Contractual Commitments	448.9
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year	145.3
For 2-3 years	175.1
For 4-5 years	65.2
After 5 years	193.3
Total Contractual Commitments	578.9
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	52.3
For 2-3 years	42.8
For 4-5 years	0.0
After 5 years	0.0
Total Contractual Commitments	95.1
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	93.0
For 2-3 years	132.3
For 4-5 years	65.2
After 5 years	193.3
Total Contractual Commitments	483.8
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year	144.4
For 2-3 years	159.9
For 4-5 years	12.9
After 5 years	8.4
Total Contractual Commitments	325.6
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	130.4
For 2-3 years	147.4
For 4-5 years	4.5
After 5 years	0.0
Total Contractual Commitments	282.3
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	14.0
For 2-3 years	12.5
For 4-5 years	8.4
After 5 years	8.4
Total Contractual Commitments	43.3
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals)
Cost of Decommissioning and Disposal of Radioactive Waste	2,000.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF	6.0
Subsequent Decommissioning of the Spent Fuel Storage Facility	37.0
Amount Recovered in Rates for Decommissioning Costs	7.0	8.0	$ 9.0
Decommissioning Fund Investments, Fair Value	2,700.0	2,200.0
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
Cost of Decommissioning and Disposal of Radioactive Waste	2,000.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF	6.0
Subsequent Decommissioning of the Spent Fuel Storage Facility	37.0
Amount Recovered in Rates for Decommissioning Costs	7.0	8.0	9.0
Decommissioning Fund Investments, Fair Value	2,700.0	2,200.0
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals)
DOE SNF Disposal Fee	0.0
Disposal, Assessed Fees and Related Interest	280.0	274.0
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition	323.0	317.0
Recovery of Spent Nuclear Fuel Storage Costs	8.0	11.0	22.0
Current Amount Recoverable from the Federal Government	24.0	8.0
Noncurrent Amount Recoverable from the Federal Government	1.0	23.0
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
DOE SNF Disposal Fee	0.0
Disposal, Assessed Fees and Related Interest	280.0	274.0
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition	323.0	317.0
Recovery of Spent Nuclear Fuel Storage Costs	8.0	11.0	$ 22.0
Current Amount Recoverable from the Federal Government	24.0	8.0
Noncurrent Amount Recoverable from the Federal Government	1.0	$ 23.0
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals)
Insurance Coverage for Property Damage, Decommissioning and Decontamination	2,700.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident	1,000.0
Contingent Financial Obligation for Mutual Insurance	47.0
Insurance Protection for Public Liability Arising from a Nuclear Incident	13,900.0
Commercially Available Insurance	450.0
Assessed Amount per Nuclear Incident	275.0
Deferred Premium Assessment Annual Payment	41.0
Commercially Available Insurance for Catastrophic Nature	450.0
Liability Coverage Under the Price-Anderson Act	13,500.0
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
Insurance Coverage for Property Damage, Decommissioning and Decontamination	2,700.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident	1,000.0
Contingent Financial Obligation for Mutual Insurance	47.0
Insurance Protection for Public Liability Arising from a Nuclear Incident	13,900.0
Commercially Available Insurance	450.0
Assessed Amount per Nuclear Incident	275.0
Deferred Premium Assessment Annual Payment	41.0
Commercially Available Insurance for Catastrophic Nature	450.0
Liability Coverage Under the Price-Anderson Act	13,500.0
June 2022 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities	$ 4,000.0